Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories
Crude oil	$ 2,373	$ 1,501
Refined products	2,014	1,820
Materials, supplies and merchandise	685	789
Reclassified to assets held for sale (note 33)	(14)
Total current inventories	5,058	4,110
Crude oil held for trading purpose	131	110
Product inventory expensed	$ 21,700	$ 14,700